Segment Disclosures Recon from Modified EBITDA to Net Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		$ 3,322	$ 3,891	$ 3,232
Accretion expense associated with asset retirement obligations for nonregulated operations		(31)	(28)	(18)
Depreciation and amortization expenses		(1,763)	(1,738)	(1,176)
Impairment of goodwill	$ (1,098)	0	(1,098)	0
Equity earnings (losses)		397	335	144
Gain on remeasurement of equity-method investment (Note 2)		0	0	2,544
Impairment of equity-method investments		(430)	(1,359)	0
Other investing income (loss) – net		63	27	43
Proportional Modified Ebitda Equity Method Investments		(754)	(699)	(438)
Interest Expense		(1,179)	(1,044)	(747)
(Provision) benefit for income taxes		25	399	(1,249)
Income (loss) from discontinued operations, net of tax		0	0	4
Net income (loss)		(350)	(1,314)	2,339
Williams Partners [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Impairment of goodwill			(1,098)
Intersegment Eliminations [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Proportional Modified Ebitda Equity Method Investments		0	0	0
Operating Segments [Member] | Williams Partners [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		3,864	4,003	3,244
Proportional Modified Ebitda Equity Method Investments		(754)	(699)	(431)
Operating Segments [Member] | Other [Member]
Reconciliation of Modified EBITDA to Net Income (Loss)
Modified EBITDA		(542)	(112)	(12)
Proportional Modified Ebitda Equity Method Investments		$ 0	$ 0	$ (7)